Hartford US Value ETF Investment Objectives and Goals - Hartford US Value ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Hartford US Value ETF Summary Section
Objective [Heading]	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded US large cap equity securities and is designed to consist of US equities with favorable value characteristics and relatively lower market valuations.